SHAREHOLDERS' EQUITY - Prior to the Business Combination through June 29, 2021 (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Share-based compensation				$ 225,000
Exchangeable Shares | GH Group Founder parties | Business Combination through June 29, 2021
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares)	731,369
Fair Value of equity issued	$ 3,380,278
Share issued to convert senior convertible notes		646,096
Shares issued for exercise of warrant		160,149
Warrants exercised		1,968,300
Exchangeable Shares | GH Group Founder parties | Convertible Debt | Business Combination through June 29, 2021
SHAREHOLDERS' EQUITY
Senior convertible notes converted to shares		$ 1,925,000
Exchangeable Shares | GH Group Founder parties | Brokers and Consultants | Business Combination through June 29, 2021
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares)	48,682
Share-based compensation	$ 225,000
iCANN, LLC dba Farmacy Berkeley
SHAREHOLDERS' EQUITY
Fair Value of equity issued			$ 3,380,278